SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17. SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions for potential recognition or disclosure from the balance sheet date through April 2, 2025, the issuance date of these the consolidated financial statements, and has not identified any additional items requiring disclosure except as noted below.

In January 2025, the Company executed an agreement with KRHP to receive a grant for $2,000,000. KRHP is affiliated with the Patel Family. The grant is specified for use toward the Company’s ongoing operational expenses, may not be used for repayment of existing debt obligations, and does not include any requirement to repay the investor or to issue equity in response. Cash payment was received by the Company in January 2025.

In February 2025, the Company executed a draw on the Loan Agreement for an additional $1,000,000 to be utilized for operational expenses. An additional draw of $1,000,000 was completed in March 2025. As of the date of filing, the facility has a remaining capacity of $26,000,000 and remains effective for the next 26 months.